UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  1-800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2022

(Unaudited)

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

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MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

June 30, 2022

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
MFS New Discovery Value Class R6	11.1	Paradigm Micro Cap	8.5	Virtus KAR Small-Cap Growth Class I	5.2
Vanguard Small Cap Value Index Adm Class	10.3	Vanguard Tax-Managed Small Cap Adm Class	8.4	Needham Small Cap Growth Class I	4.7
Aegis Value Class I	6.1	Vanguard Small Cap Index Adm Class	8.3	Baron Discovery Retail	3.8
Franklin Small Cap Value Adv Class	6.1	Oberweis Micro-Cap	6.4	T. Rowe Price New Horizons	3.5
		Principal Small Cap Class I	5.8
		Fidelity Stock Selector Small Cap	5.1
		PIMCO StocksPLUS Small Class I	4.5

Short-Term Securities and Other Assets – 2.2%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
33%	44%	23%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

June 30, 2022

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2012 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2022
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-24.78%	4.29%	7.53%
Russell 2000 Index	-25.20%	5.16%	9.35%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

June 30, 2022 (Unaudited)

Mutual Funds (97.8%)	Shares	Value

MFS New Discovery Value Class R6	47,304	$ 832,082
Vanguard Small Cap Value Index Adm Class	12,038	775,001
Paradigm Micro Cap	16,475	636,428
Vanguard Tax-Managed Small Cap Adm Class	8,380	630,704
Vanguard Small Cap Index Adm Class	7,366	621,716
Oberweis Micro-Cap	17,228	482,721
Aegis Value Class I	15,961	460,948
Franklin Small Cap Value Adv Class	9,004	455,424
Principal Small Cap Class I	18,642	431,946
Virtus KAR Small-Cap Growth Class I	11,000	392,480
Fidelity Stock Selector Small Cap	14,625	379,950
Needham Small Cap Growth Class I	22,151	353,093
PIMCO StocksPLUS Small Class I	43,215	337,943
Baron Discovery Retail	12,618	281,123
T. Rowe Price New Horizons	5,500	262,405

Total Mutual Funds (Cost $ 7,001,170)		7,333,964

Short-Term Securities (1.3%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 98,411)		98,411

Total Short-Term Securities		98,411

Total Investments in Securities (Cost $ 7,099,581) (99.8%)		7,432,375

Net Other Assets and Liabilities (0.9%)		70,900

Net Assets (100%)		$ 7,503,275

* Variable rate security; the rate shown represents the 7 day yield at June 30, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets

Investments in securities at value (Cost $ 7,099,581)	$ 7,432,375
Cash	78,962
Interest receivable	71

Total Assets	7,511,408

Liabilities

Total Liabilities	8,133

Net Assets	$ 7,503,275

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,158,403)	$ 7,188,892
Distributable earnings (note 4)	314,383

Net Assets	$ 7,503,275

Net asset value per share	$ 6.48

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2022 (Unaudited)

Investment income
Dividend income from underlying funds	$ 14,307
Dividend income from money market	229
Total income	14,536

Expenses
Investment advisory fees	42,190
Administrative service fees	10,547
Total expenses	52,737

Net operating loss	(38,201)

Realized and unrealized gain on investments
Net realized loss from investments	(18,411)
Net change in unrealized depreciation on investments	(2,337,035)
Net realized and unrealized loss on investments	(2,355,446)

Net decrease in net assets resulting from operations	$ (2,393,647)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2022 (Unaudited) and

For The Year Ended December 31, 2021

2022	2021
Increase in net assets from operations
Net operating income/(loss)	$ (38,201)	$ 58,053
Capital gain distributions from underlying funds	-	655,440
Net realized gain/(loss) from investments	(18,411)	303,039
Net change in unrealized appreciation/(depreciation) on investments	(2,337,035)	281,354
Net increase/(decrease) in net assets resulting from operations	(2,393,647)	1,297,886

Distributions to shareholders:	(1,016,532)	(518,982)

Capital share transactions (note 5)	1,031,482	216,890
Total increase/(decrease)	(2,378,697)	995,794

Net assets at beginning of period	9.881,972	8,886,178
Net assets at end of period	$ 7,503,275	$ 9,881,972

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

June 30, 2022

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Columbia Dividend Income Class I2	6.9	Vanguard Tax-Managed Capital App Adm Class	7.7	Shelton Nasdaq-100 Index Direct	6.5
Hillman Value No Load	6.1	T. Rowe Price U. S. Equity Research Class I	6.8	Principal Blue Chip Class I	4.5
Homestead Value	4.7	Calvert US Large Cap Core Responsible Index Class I	6.7	Fidelity Select Medical Tech & Devices	4.0
T. Rowe Price Value	3.8	T. Rowe Price Dividend Growth	6.0	Loomis Sayles Growth Class Y	3.6
		Hartford Core Equity Class R6	4.1	Akre Focus Class I	2.9
		DoubleLine Shiller Enhanced CAPE Class I	3.7
		Fidelity Large Cap Growth Index	3.2
		Fidelity Mega Cap Stock	2.7

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
No investments in this category		Fidelity Select Brokerage and Investment Mgmt Portfolio	2.1	Primecap Odyssey Aggressive Growth	3.4

Short-Term Securities and Other Assets – 10.6%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
20%	40%	40%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

June 30, 2022

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2012 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended June 30, 2022
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	-18.88%	6.97%	8.95%
Russell 1000 Index	-13.04%	11.00%	12.82%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

June 30, 2022 (Unaudited)

Mutual Funds (89.4%)	Shares	Value

Vanguard Tax-Managed Capital App Adm Class	6,216	$ 1,210,937
Columbia Dividend Income Class I2	38,089	1,071,057
T, Rowe Price U. S. Equity Research Class I	29,357	1,057,422
Calvert US Large-Cap Core Responsible Class I	31,679	1,039,704
Shelton Nasdaq-100 Index Direct	39,886	1,019,098
Hillman Value No Load	33,934	962,024
T. Rowe Price Dividend Growth	15,003	935,281
Homestead Value	16,139	728,212
Principal Blue Chip Class I	24,797	704,991
Hartford Core Equity Class R6	16,000	637,440
Fidelity Select Medical Tech & Devices	10,761	617,925
T. Rowe Price Value	14,596	595,063
DoubleLine Shiller Enhanced CAPE Class I	42,301	575,719
Loomis Sayles Growth Class Y	30,000	559,800
Primecap Odyssey Aggressive Growth	13,998	539,474
Fidelity Large Cap Growth index	23,566	501,493
Akre Focus Class I	9,000	460,170
Fidelity Mega Cap Stock	25,826	424,070
Fidelity Select Brokerage and Investment Mgmt Portfolio	3,431	334,019

Total Mutual Funds (Cost $ 11,980,590)		13,973,899

Short-Term Securities (7.5%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 1,169,745)		1,169,745

Total Short-Term Securities		1,169,745

Total Investments in Securities (Cost $ 13,150,335) (96.9%)		15,143,644

Net Other Assets and Liabilities (3.1%)		483,525

Net Assets (100%)		$ 15,627,169

* Variable rate security; the rate shown represents the 7 day yield at June 30, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets

Investments in securities at value (Cost $ 13,150,335)	$ 15,143,644
Cash	471,279
Dividends and interest receivables	28,579

Total Assets	15,643,502

Liabilities

Total Liabilities	16,333

Net Assets	$ 15,627,169

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 2,327,169)	$ 13,691,336
Distributable earnings (note 4)	1,935,833

Net Assets	$ 15,627,169

Net asset value per share	$ 6.72

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Six Months Ended June 30, 2022 (Unaudited)

Investment income
Dividend income from underlying funds	$ 39,202
Dividend income from money market	1,750
Total income	40,952

Expenses
Investment advisory fees	84,305
Administrative service fees	21,076
Total expenses	105,381

Net operating loss	(64,429)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	31,461
Net realized loss from investments	(88,937)
Net change in unrealized depreciation on investments	(4,422,051)
Net realized and unrealized loss on investments	(4,479,527)

Net decrease in net assets resulting from operations	$ (4,543,956)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2022 (Unaudited) and

For The Year Ended December 31, 2021

	2022	2021
Increase in net assets from operations
Net operating loss	$ (64,429)	$ (110,382)
Capital gain distributions from underlying funds	31,461	1,202,417
Net realized gain/(loss) from investments	(88,937)	663,391
Net change in unrealized appreciation/(depreciation) on investments	(4,422,051)	1,474,314
Net increase/(decrease) in net assets resulting from operations	(4,543,956)	3,229,740

Distributions to shareholders:	(1,755,427)	(1,045,364)

Capital share transactions (note 5)	2,295,669	1,296,792
Total increase/(decrease)	(4,003,714)	3,481,168

Net assets at beginning of period	19,630,883	16,149,715
Net assets at end of period	$ 15,627,169	$ 19,630,883

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

June 30, 2022

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Intrinsic Value Class I	7.3	Driehaus Emerging Markets Small Cap Growth	5.5	Vanguard Materials Index Adm Class	5.1
PIMCO StocksPLUS Intl (USD-Hedged) Class I	7.2	Artisan Developing World Inv Class	5.1	Virtus AllianzGl Water Class I	4.3
Vanguard International Growth Adm Class	6.4	Wasatch Emerging Markets Select Class I	5.0
WCM Focused International Growth Class I	5.5	Virtus Kar Emerging Markets Small Cap Class I	3.8
Fidelity Pacific Basin	5.3
Brown Capital Management International Small Co Inv Class	4.8
Artisan International Small Mid Inv Class	4.7
Fidelity International Capital Appreciation	4.7

Real Estate	%	World Stock	%
Cohen & Steers Real Estate Securities Class I	5.3	T. Rowe Price Global Industrials	2.9
MFS Global Real Estate Class R6	5.3

Short-Term Securities and Other Assets – 11.8%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

June 30, 2022

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2012 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI ex USA Investable Market Index (the ‘IMI’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The IMI is taken from published sources and was not examined by our auditors. The IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended June 30, 2022
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	-27.05%	0.86%	3.12%
MSCI ACWI ex USA IMI	-20.13%	2.33%	4.87%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

June 30, 2022 (Unaudited)

Mutual Funds (88.2%)	Shares	Value

MFS International Intrinsic Value Class I	9,960	$ 413,126
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	407,980
Vanguard International Growth Adm Class	3,800	362,064
Driehaus Emerging Markets Small Cap Growth	17,693	315,121
WCM Focused International Growth Class I	16,613	313,823
Fidelity Pacific Basin	10,226	301,449
MFS Global Real Estate Class R6	17,113	300,332
Cohen & Steers Real Estate Securities Class I	17,507	300,072
Artisan Developing World Inv Class	21,871	291,107
Vanguard Materials Index Adm Class	3,535	288,507
Wasatch Emerging Markets Select Class I	19,749	284,979
Brown Capital Management International Small Co Inv Class	14,961	270,347
Artisan International Small Mid Inv Class	18,090	267,547
Fidelity International Capital Appreciation	13,203	264,588
Virtus AllianzGI Water Class I	15,139	245,254
Virtus KAR Emerging Markets Small Cap Class I	18,131	215,028
T Rowe Price Global Industrials	11,962	167,464

Total Mutual Funds (Cost $ 4,976,078)		5,008,788

Short-Term Securities (9.6%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 542,377)		542,377

Total Short-term Securities		542,377

Total Investments in Securities (Cost $ 5,518,455) (97.8%)		5,551,165

Net Other Assets and Liabilities (2.2%)		127,460

Net Assets (100%)		$ 5,678,625

* Variable rate security; the rate shown represents the 7 day yield at June 30, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets

Investments in securities at value (Cost $ 5,518,455)	$ 5,551,165
Cash	124,921
Dividends and interest receivables	8,586

Total Assets	5,684,672

Liabilities
Total Liabilities	6,047

Net Assets	$ 5,678,625

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 1,152,739)	$ 5,802,269
Distributable earnings (note 4)	(123,644)

Net Assets	$ 5,678,625

Net asset value per share	$ 4.93

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Six Months Ended June 30, 2022 (Unaudited)

Investment income
Dividend income from underlying funds	$ 13,635
Dividend income from money market	783
Total income	14,418

Expenses
Investment advisory fees	31,593
Administrative service fees	7,898
Total expenses	39,491

Net operating loss	(25,073)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	6,583
Net realized loss from investments (162,937)
Net change in unrealized depreciation on investments (1,870,760)
Net realized and unrealized loss on investments	(2,027,114)

Net decrease in net assets resulting from operations	$ (2,052,187)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2022 (Unaudited) and

For The Year Ended December 31, 2021

	2022	2021
Increase in net assets from operations
Net operating loss	$ (25,073)	$ (6,123)
Capital gain distributions from underlying funds	6,583	362,344
Net realized loss from investments	(162,937)	(9,683)
Net change in unrealized appreciation/(depreciation) on investments	(1,870,760)	152,290
Net increase/(decrease) in net assets resulting from operations	(2,052,187)	498,828

Distributions to shareholders	(346,024)	(332,345)

Capital share transactions (note 5)	406,125	319,515
Total increase/(decrease)	(1,992,086)	485,998

Net assets at beginning of period	7,670,711	7,184,713
Net assets at end of period	$ 5,678,625	$ 7,670,711

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

June 30, 2022

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
PIMCO Low Duration Income Class I	3.7	USAA Intermediate-Term Bond	3.8	Lord Abbett Bond Debenture Class R6	4.1
Thornburg Limited Term Income Class R6	3.6	Payden Corporate Bond	3.2	Hartford Strategic Income Class I	3.9
Virtus NewFleet Multi-Sector Short Term Bond Class I	2.7	Guggenheim Total Return Bond Class P	3.0	AlphaCentric Income Opportunities Class I	2.2
		Carillon Reams Core Plus Bond Class I	2.6

Emerging Markets Bond	%	World Bond	%	High Yield Bond	%
Vanguard Emerging Markets Bond Adm Class	3.2	Dodge & Cox Global Bond Class I	3.3	BrandywineGLOBAL High Yield Class I	3.6
		T Rowe Price Global Multi-Sector Bond Inv Class	3.3	Artisan High Income Adv Class	3.7
		Janus Henderson Developed World Bond Class T	2.9

Bank Loan	%	Preferred Stock	%	Utilities	%
Catalyst/CIFC Floating Rate Income Class I	4.7	No investments in this category		Vanguard Utilities Index Adm Class	4.1
Fidelity Floating Rate High Income	2.8

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Adm Class	3.9	Fidelity Strategic Dividend and Income	3.7	Columbia Convertible Securities Class I3	3.1
		PIMCO Inflation Response MultiAsst Class I	3.7

Short-Term Securities and Other Assets – 21.2%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

June 30, 2022

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Bloomberg US Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on June 30, 2012, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Bloomberg US Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended June 30, 2022
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	-9.40%	1.19%	1.90%
Bloomberg US Aggregate Bond Index	-10.29%	0.88%	1.54%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

June 30, 2022 (Unaudited)

Mutual Funds (78.8%)	Shares	Value

Catalyst/CIFC Floating Rate Income Class I	52,434	$ 468,764
Lord Abbett Bond Debenture Class R6	57,856	409,045
Vanguard Utilities Index Adm Class	5,326	407,058
Vanguard High Dividend Yield Index Adm Class	12,821	392,954
Hartford Strategic Income Class I	51,077	386,144
USAA Intermediate-Term Bond	40,949	382,053
Fidelity Strategic Dividend and Income	23,936	372,207
PIMCO Inflation Response MultiAsst Class I	44,150	369,095
Artisan High Income Adv Class	42,557	368,546
PIMCO Low Duration Income Class I	46,110	365,191
Thornburg Limited Term Income Class R6	28,470	362,989
BrandywineGLOBAL High Yield Class I	38,601	360,915
Dodge & Cox Global Bond Class I	32,166	326,165
T Rowe Price Global Multi-Sector Bond Inv Class	31,864	324,375
Vanguard Emerging Markets Bond Adm Class	14,869	315,367
Payden Corporate Bond	32,083	313,451
Columbia Convertible Securities Class I3	16,036	304,207
Guggenheim Total Return Bond Class P	12,401	301,961
Janus Henderson Developed World Bond Class T	33,653	289,079
Fidelity Floating Rate High Income	31,813	282,185
Virtus NewFleet Multi-Sector Short Term Bond Class I	62,011	272,847
Carillion Reams Core Plus Bond Class I	8,423	259,359
AlphaCentric Income Opportunities Class I	22,191	214,366

Total Mutual Funds (Cost $8,481,800)		7,848,323

Short-Term Securities (17.3%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 1,724,131)		1,724,131

Total Short-term Securities		1,724,131

Total Investments in Securities (Cost $ 10,205,931) (96.1%)		9,572,454

Net Other Assets and Liabilities (3.9%)		385,652

Net Assets (100%)		$ 9,958,106

* Variable rate security; the rate shown represents the 7 day yield at June 30, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets

Investments in securities at value (Cost $ 10,205,931)	$ 9,572,454
Cash	378,181
Dividends and interest receivables	17,759

Total Assets	9,968,394

Liabilities

Total Liabilities	10,288

Net Assets	$ 9,958,106

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 2,046,080)	$ 10,635,604
Distributable earnings/(loss) (note 4)	(677,498)

Net Assets	$ 9,958,106

Net asset value per share	$ 4.87

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Six Months Ended June 30, 2022 (Unaudited)

Investment income
Dividend income from underlying funds	$ 48,807
Interest Income from underlying funds	90,136
Dividend income from money market	2,286
Total income	141,229

Expenses
Investment advisory fees	49,564
Administrative service fees	12,391
Total expenses	61,955

Net operating income	79,274

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	23,032
Net realized loss from investments	(146,327)
Net change in unrealized depreciation on investments	(1,055,978)
Net realized and unrealized loss on investments	(1,179,273)

Net decrease in net assets resulting from operations	$ (1,099,999)

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Six Months Ended June 30, 2022 (Unaudited) and

For The Year Ended December 31, 2021

	2022	2021
Increase in net assets from operations
Net operating income	$ 79,274	$ 138,524
Capital gain distributions from underlying funds	23,032	202,181
Net realized gain/(loss) from investments	(146,327)	19,165
Net change in unrealized depreciation on investments	(1,055,978)	(135,327)
Net increase/(decrease) in net assets resulting from operations	(1,099,999)	224,543

Distributions to shareholders:	(289,462)	(132,202)

Capital share transactions (note 5)	896,944	1,543,941
Total increase/(decrease)	(492,517)	1,636,282

Net assets at beginning of period	10,450,623	8,814,341
Net assets at end of period	$ 9,958,106	$ 10,450,623

The accompanying notes are integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment loss has been determined on the average number of shares outstanding during the period/year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period/year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

(d)

Annualized.

The accompanying notes are integral part of these financial statements.

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated the impact of all

Subsequent Events – Management of the Funds’ has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in these financial statements.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Two shareholders of the Funds each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.04% to 1.69% of average net assets.

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

For the period ended June 30, 2022 the investment advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$42,190
MH Elite Fund of Funds	$84,305
MH Elite Select Portfolio of Funds	$31,593
MH Elite Income Fund of Funds	$49,564

For the period ended June 30, 2022 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$10,547
MH Elite Fund of Funds	$21,076
MH Elite Select Portfolio of Funds	$7,898
MH Elite Income Fund of Funds	$12,391

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2022 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 2,100,000	$ 1,682,799
MH Elite Fund of Funds	$ 2,750,000	$ 3,008,443
MH Elite Select Portfolio of Funds	$ 800,000	$ 965,985
MH Elite Income Fund of Funds	$ 770,000	$ 1,456,873

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of distributable earnings on a tax basis for each Fund were:

For the period ended June 30, 2022

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$79,274
Undistributed capital gain/(loss)	$(18,411)	$(57,476)	$(156,354)	$(123,295)
Capital loss carry forwards	$-	$-	$-	$-
Unrealized appreciation/(depreciation)	$332,794	$1,993,309	$32,710	$(633,477)
Total distributable earnings	$314,383	$1,935,833	$(123,644)	$(677,498)

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

4.      INCOME TAXES (Continued)

At December 31, 2021, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2022 with an ex and pay date of January 11, 2022.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$439,892	$0.425959	$205,823	$0.101003
Long Term Capital Gain	$576,640	$0.558376	$1,549,604	$0.760433

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [2]	$56,259	$0.051805	$197,080	$0.105345
Long Term Capital Gain	$289,765	$0.266826	$92,382	$0.049381

At December 31, 2020, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2021 with an ex and pay date of January 8, 2021.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$38,367	$0.038368	$-	$-
Long Term Capital Gain	$480,615	$0.480636	$1,045,364	$0.555289

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$-	$-	$132,202	$0.082963
Long Term Capital Gain	$332,345	$0.321159	$-	$-

1 Ordinary income distributions may include short-term capital gains.

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

4.      INCOME TAXES (Continued)

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At June 30, 2022, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$902,419	$569,625	$332,794	$7,001,170

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$2,744,846	$751,537	$1,993,309	$11,980,590

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$431,171	$398,461	$32,710	$4,976,078

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Depreciation	Cost of Investments
$280,012	$913,489	$633,477	$8,481,800

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2022, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2022 (Unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	32,583	$ 243,097	58,845	$ 547,457
Shares issued in reinvestment of distributions	121,886	1,016,532	59,516	518,982
	154,469	1,259,629	118,361	1,066,439
Shares redeemed	(29,651)	(228,147)	(89,827)	(849,549)
Net Increase	124,818	$1,031,482	28,534	$ 216,890

	MH Elite Fund of Funds
	For the six months ended June 30, 2022 (Unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	214,703	$1,619,149	260,873	$2,352,744
Shares issued in reinvestment of distributions	205,553	1,755,427	127,639	1,045,364
	420,256	3,374,576	388,512	3,398,108
Shares redeemed	(138,068)	(1,078,907)	(229,164)	(2,101,316)
Net Increase/(decrease)	282,188	$2,295,669	159,348	$1,296,792

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2022 (Unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	39,486	$ 221,610	103,245	$ 714,664
Shares issued in reinvestment of distributions	53,316	346,024	49,237	332,345
	92,802	567,634	152,482	1,047,009
Shares redeemed	(26,763)	(161,509)	(103,123)	(727,494)
Net Increase/(decrease)	66,039	$ 406,125	49,359	$ 319,515

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2022 (Unaudited)		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	315,338	$1,615,993	454,262	$2,509,537
Shares issued in reinvestment of distributions	53,803	289,462	24,213	132,202
	369,141	1,905.455	478,475	2,641,739
Shares redeemed	(194,949)	(1,008,511)	(200,094)	(1,097,798)
Net Increase	174,192	$ 896,944	278,381	$1,543,941

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Fund utilizes published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Notes to Financial Statements (Continued)

June 30, 2022 (Unaudited)

6.

SECURITIES VALUATIONS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2022:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 7,432,375	$ 15,143,644	$ 5,551,165	$ 9,572,454
Level 2	-	-	-	-
Level 3 –	-	-	-	-
Total	$ 7,432,375	$ 15,143,644	$ 5,551,165	$ 9,572,454

The Funds did not hold any Level 3 investments during the year ended June 30, 2022 (Unaudited).  The Funds did not hold any derivative instruments at any time during the year ended June 30, 2022. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

ADDITIONAL INFORMATION

June 30, 2022 (Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SECs website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) or the SEC’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (FORM N-Port)

The Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on mhelite.com and on Form N-CSR (Semi-Annual and Annual reports), or you can have it mailed to you without charge by calling 1.800.318.7969. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

    June 30, 2022 (Unaudited)

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk, which is the risk that our Funds would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund(s). The Program is overseen by the Adviser, MH Investment Management Inc.and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of the Trust’s liquidity risk under the Program takes into consideration certain factors, such as the individual Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings into four liquidity categories, highly liquid, moderately liquid, less liquid and illiquid investments. As the Trust invests in other open-end registered investment companies, our portfolios are classified as highly liquid investments and can be converted into cash within 3 business days to meet shareholder redemption requests without diluting remaining shareholder’ interests in a Fund. Each of the underlying funds we invest in will have their own liquidity risk management policy.

The Trust’s board will exercise general oversight of the liquidity risk management program. The Trustees must also act with reasonable business judgement on behalf of shareholders. At the meeting of the Funds’ Board of Trustees on November 10, 2021, the liquidity risk management program was reviewed for any material changes to ensure the program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards are appropriately designed to be in compliance with Rule 22e-4. There were no identified events that created liquidity related concerns for the Funds.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

ADDITIONAL INFORMATION

June 30, 2022 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period January 1, 2022 to June 30, 2022 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 758	$5.45	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 771	$5.49	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 734	$5.37	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$ 898	$5.88	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,025	$6.28

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.04% to 1.69% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

BOARD OF TRUSTEES INFORMATION

June 30, 2022 (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED TRUSTEES
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 57	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 76	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 53	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 66	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

BOARD OF TRUSTEES INFORMATION

June 30, 2022 (Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 70	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 66	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Trustee Compensation

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $750 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees or directors of other mutual fund complexes.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2022 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Not applicable to this Registrant as the Registrant does not have any interest in unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)

Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)

Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form:

Exhibit No.	Description of Exhibit
13(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 25, 2022